Other Non-Current Liabilities - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Total	$ 44,415	$ 45,344